Subsidiary guarantee information - Balance sheet related (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and Cash Equivalents, at Carrying Value	SFr 100,047	SFr 109,815	SFr 121,161	SFr 92,328
Interest-bearing deposits with banks	1,142	726
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,095	115,346
Securities received as collateral	41,696	38,074
Trading assets	132,203	156,334
Investment securities	2,911	2,191
Other investments	4,890	5,964
Net loans	287,581	279,149
Premises and equipment	4,838	4,686
Goodwill	4,766	4,742
Other intangible assets	219	223
Brokerage receivables	38,907	46,968
Other assets	32,621	32,071
Total assets	768,916	796,289
Liabilities and equity
Due to banks	15,220	15,413
Customer deposits	363,925	361,162
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	24,623	26,496
Obligation to return securities received as collateral	41,696	38,074
Trading liabilities	42,169	39,119
Short-term borrowings	21,926	25,889
Long-term debt	154,308	173,032
Brokerage payables	30,923	43,303
Other liabilities	30,107	31,612
Total liabilities	724,897	754,100
Total shareholders' equity	43,922	41,902
Noncontrolling interests	97	287
Total equity	44,019	42,189	42,311	45,018
Total liabilities and equity	768,916	796,289
Eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value	409	(211)	(843)	(868)
Interest-bearing deposits with banks	(430)	(488)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	(224)	(440)
Investment securities	(23,454)	(15,610)
Other investments	(47,964)	(45,446)
Net loans	(5,294)	(4,088)
Premises and equipment	308	241
Goodwill	710	706
Other intangible assets	0	0
Brokerage receivables	0	0
Other assets	(69)	726
Total assets	(76,008)	(64,610)
Liabilities and equity
Due to banks	(1,364)	(753)
Customer deposits	(1,338)	(1,141)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(2)	(13)
Short-term borrowings	(493)	(489)
Long-term debt	(26,237)	(18,367)
Brokerage payables	0	0
Other liabilities	(677)	(584)
Total liabilities	(30,111)	(21,347)
Total shareholders' equity	(45,296)	(42,670)
Noncontrolling interests	(601)	(593)
Total equity	(45,897)	(43,263)
Total liabilities and equity	(76,008)	(64,610)
Group parent company
Assets
Cash and Cash Equivalents, at Carrying Value	324	516	938	942
Interest-bearing deposits with banks	498	493
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	23,456	15,612
Other investments	48,030	45,517
Net loans	0	0
Premises and equipment	0	0
Goodwill	0	0
Other intangible assets	0	0
Brokerage receivables	0	0
Other assets	547	389
Total assets	72,855	62,527
Liabilities and equity
Due to banks	1,364	755
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	27,112	19,357
Brokerage payables	0	0
Other liabilities	457	513
Total liabilities	28,933	20,625
Total shareholders' equity	43,922	41,902
Noncontrolling interests	0	0
Total equity	43,922	41,902
Total liabilities and equity	72,855	62,527
Bank
Assets
Cash and Cash Equivalents, at Carrying Value	99,314	109,510	121,066	92,254
Interest-bearing deposits with banks	1,074	721
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,095	115,346
Securities received as collateral	41,696	38,074
Trading assets	132,427	156,774
Investment securities	2,909	2,189
Other investments	4,824	5,893
Net loans	292,875	283,237
Premises and equipment	4,530	4,445
Goodwill	4,056	4,036
Other intangible assets	219	223
Brokerage receivables	38,907	46,968
Other assets	32,143	30,956
Total assets	772,069	798,372
Liabilities and equity
Due to banks	15,220	15,411
Customer deposits	365,263	362,303
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	24,623	26,496
Obligation to return securities received as collateral	41,696	38,074
Trading liabilities	42,171	39,132
Short-term borrowings	22,419	26,378
Long-term debt	153,433	172,042
Brokerage payables	30,923	43,303
Other liabilities	30,327	31,683
Total liabilities	726,075	754,822
Total shareholders' equity	45,296	42,670
Noncontrolling interests	698	880
Total equity	45,994	43,550	43,858	46,696
Total liabilities and equity	772,069	798,372
Bank | Credit Suisse (USA), Inc - Consolidated
Assets
Cash and Cash Equivalents, at Carrying Value	2,540	3,058	2,491	5,799
Interest-bearing deposits with banks	22	32
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,640	58,212
Securities received as collateral	4,751	5,422
Trading assets	28,034	24,602
Investment securities	1,307	245
Other investments	826	902
Net loans	12,263	12,456
Premises and equipment	1,072	1,001
Goodwill	727	722
Other intangible assets	200	195
Brokerage receivables	20,772	19,717
Other assets	11,895	11,217
Total assets	120,049	137,781
Liabilities and equity
Due to banks	59	270
Customer deposits	0	1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	6,296	15,352
Obligation to return securities received as collateral	4,751	5,422
Trading liabilities	8,693	6,549
Short-term borrowings	9,679	12,224
Long-term debt	47,074	50,396
Brokerage payables	17,452	21,585
Other liabilities	9,995	10,454
Total liabilities	103,999	122,253
Total shareholders' equity	15,971	15,409
Noncontrolling interests	79	119
Total equity	16,050	15,528
Total liabilities and equity	120,049	137,781
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value	96,774	106,452	SFr 118,575	SFr 86,455
Interest-bearing deposits with banks	1,052	689
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	81,455	57,134
Securities received as collateral	36,945	32,652
Trading assets	104,393	132,172
Investment securities	1,602	1,944
Other investments	3,998	4,991
Net loans	280,612	270,781
Premises and equipment	3,458	3,444
Goodwill	3,329	3,314
Other intangible assets	19	28
Brokerage receivables	18,135	27,251
Other assets	20,248	19,739
Total assets	652,020	660,591
Liabilities and equity
Due to banks	15,161	15,141
Customer deposits	365,263	362,302
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	18,327	11,144
Obligation to return securities received as collateral	36,945	32,652
Trading liabilities	33,478	32,583
Short-term borrowings	12,740	14,154
Long-term debt	106,359	121,646
Brokerage payables	13,471	21,718
Other liabilities	20,332	21,229
Total liabilities	622,076	632,569
Total shareholders' equity	29,325	27,261
Noncontrolling interests	619	761
Total equity	29,944	28,022
Total liabilities and equity	SFr 652,020	SFr 660,591